RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 62,599	$ 61,175
Financial liabilities	268,960	261,308
Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	29,466	26,899
Level 1
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,492	4,658
Financial liabilities	4	7
Level 1 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,489	4,646
Level 1 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	4	7
Level 1 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	0	0
Level 1 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	49	91
Level 1 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	61	65
Level 1 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	408	493
Level 1 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	3,971	3,975
Level 1 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	22
Level 1 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	3	12
Level 2
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	9,913	9,462
Financial liabilities	5,000	4,910
Level 2 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	6,360	5,731
Level 2 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	4,558	4,469
Level 2 | Accounts payable and other | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	4,558
Level 2 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	442	441
Level 2 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,572	1,475
Level 2 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,889	1,754
Level 2 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,067	2,099
Level 2 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	769	377
Level 2 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	63	26
Level 2 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	3,553	3,731
Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	7,514	5,831
Financial liabilities	2,682	3,092
Level 3 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	7,495	5,825
Level 3 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	2,170	2,419
Level 3 | Accounts payable and other | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	2,170
Level 3 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	512	673
Level 3 | Subsidiary equity obligations | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	512
Level 3 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 3 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets		324
Level 3 | Corporate bonds | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	740
Level 3 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,046	3,376
Level 3 | Fixed income securities and other | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,046
Level 3 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,701	2,120
Level 3 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	8	5
Level 3 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 19	$ 6